Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of estimated useful lives of property, plant and equipment
Asset	Basis	Rate
Computers, pharmacy equipment, office equipment, furniture and fixtures	Straight-line	20% to 25%
Leasehold improvements	Straight-line	Term of lease
Right-of-use assets	Straight-line	Term of lease